Stock Option Plan and Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock Option Plan and Stock-Based Compensation	Stock Option Plan and Stock-Based Compensation
In 2014, the Company adopted its 2014 equity incentive plan (the “2014 Plan”) which provides for the granting of stock options, restricted stock awards and stock appreciation rights to employees, directors, and consultants of the Company. As of June 30, 2021, the Company has reserved 6,370,750 shares of its common stock for issuance under the 2014 Plan.
Awards granted under the 2014 Plan generally expire 10 years from the date of grant, or earlier if services are terminated. The exercise price of stock options grants shall not be less than 110% of the estimated fair value of the shares on the date of grant, respectively, as determined by the Company’s Board of Directors. Awards generally vest based on continuous service over four years. Awards forfeited, cancelled, or repurchased generally are returned to the pool of shares of common stock available for issuance under the 2014 Plan.
Stock options
Activity under the Company’s stock option plans is set forth below:

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term in years
	(In thousands)	(Per Share Data)	(Years)
Outstanding as of December 31, 2019	5,947	$1.23	8.1
Granted	18,528	$0.22
Exercised	(50)	$0.80
Forfeited or expired	(1,971)	$0.80
Outstanding as of June 30, 2020	22,454	$0.32	9.5
Options vested and expected to vest as of June 30, 2020	22,454	$0.32
Vested and exercisable as of June 30, 2020	2,613	$0.83
Outstanding as of December 31, 2020	26,347	$0.27	9.3
Granted	1,186	$5.40
Exercised	(203)	$1.40
Forfeited or expired	(332)	$0.33
Outstanding as of June 30, 2021	26,998	$0.48	8.7
Options vested and expected to vest as of June 30, 2021	26,998	$0.48
Vested and exercisable as of June 30, 2021	7,299	$0.51
The aggregate intrinsic value of options outstanding was $156.2 million and $3.9 million, respectively, as of June 30, 2021 and December 31, 2020. Intrinsic value of options exercised for the six months ended June 30, 2021 and 2020 was $0.2 million and less than $0.1 million, respectively. The weighted-average grant date fair value of options granted in the six months ended June 30, 2021 and 2020 was $2.91 per share and $0.12 per share, respectively. The total grant date fair value of options vested was $0.7 million and $0.2 million for the six months ended June 30, 2021 and 2020.
The Company’s inputs for the intrinsic value are based on a third-party valuation of the Company’s stock, which increased from $0.33 per share to $5.40 per share, as of December 31, 2020 and June 30, 2021, respectively. The valuation methodologies in determining the fair market value of the Company’s stock considered the pending merger agreement with JAWS Spitfire Acquisition Corp.
Stock-based Compensation Associated with Awards
For the six months ended June 30, 2021 and 2020, the Company used the Backsolve, or Option Pricing Method (the “OPM”), which is the preferred method when recent securities transactions are considered a relevant input in determining the valuation of a company because it takes into account the economic rights of the recently issued security in relation to the rights of other equity securities within the capital structure. Key inputs include metrics for applicable volatility from the guideline public companies, capital structure, and a Discount for Lack of Marketability (“DLOM”). The DLOM is meant to account for the lack of marketability of a stock that was not publicly traded. The DLOM applied as of June 30, 2021 was 23.5%.
The weighted-average assumptions in the Black-Scholes option-pricing model used to determine the fair value of stock options granted were as follows:

	Six months ended June 30,
	2021	2020
Expected volatility	60%	60%
Risk-free interest rate	0.9% – 1.0%	0.4% – 0.8%
Dividend yield	—%	—%
Expected term (in years)	5.71	6.07
Stock-based Compensation Expense
The following sets forth the total stock-based compensation expense for the stock options included in the statements of operations:

	Six months ended June 30,
	2021	2020
	(In thousands)
Research and development	$387	$382
Selling and marketing	174	213
General and administrative	514	182
	$1,075	$777
As of June 30, 2021, total unrecognized compensation cost related to stock awards was $4.7 million and is expected to be recognized over a weighted-average period of 2.72 years.
Stock Option Plan and Stock-Based Compensation
In 2014, the Company adopted its 2014 equity incentive plan (the “2014 Plan”) which provides for the granting of stock options, restricted stock awards and stock appreciation rights to employees, directors, and consultants of the Company. As of December 31, 2020, the Company has reserved 7,223,913 shares of its common stock for issuance under the 2014 Plan.
Awards granted under the 2014 Plan generally expire 10 years from the date of grant, or earlier if services are terminated. The exercise price of stock options grants shall not be less than 110% of the estimated fair value of the shares on the date of grant, respectively, as determined by the Company’s Board of Directors. Awards generally vest based on continuous service over four years. Awards forfeited, cancelled, or repurchased generally are returned to the pool of shares of common stock available for issuance under the 2014 Plan.
Stock options
Activity under the Company’s stock option plans is set forth below:

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term in years
	(In thousands)	(Per Share Data)	(Years)
Outstanding as of January 1, 2019	6,389	$1.50
Granted	5,882	$0.80
Exercised	(151)	$1.05
Forfeited or expired	(6,173)	$1.39
Outstanding as of December 31, 2019	5,947	$1.23	8.1
Granted	25,675	$0.20
Exercised	(67)	$0.80
Forfeited or expired	(5,208)	$0.55
Outstanding as of December 31, 2020	26,347	$0.27	9.3
Options vested and expected to vest as of December 31, 2020	26,347	$0.27
Vested and exercisable as of December 31, 2020	3,309	$0.77
The aggregate intrinsic value of options outstanding was $3.9 million and $0.1 million, respectively, for the years ended December 31, 2020 and 2019. There was no aggregate intrinsic value of options exercised for the year ended December 31, 2020. The aggregate intrinsic value of options exercised was $0.1 million for the year ended December 31, 2019. The weighted-average grant date fair value of options granted in the years ended December 31,
2020 and 2019 was $0.11 and $0.24 per share, respectively. The total grant date fair value of options vested was $0.3 million for each of the years ended December 31, 2020 and 2019.
Stock-based Compensation Associated with Awards
The absence of a public market for the Company’s common stock requires the Company’s Board of Directors to estimate the fair value of its common stock for purposes of granting options and for determining stock-based compensation expense by considering several objective and subjective factors, including actual and forecasted operating and financial results, market conditions and performance of comparable publicly traded companies, developments and milestones in the Company, the rights and preferences of common and redeemable convertible preferred stock, and transactions involving the Company’s stock. The fair value of the Company’s common stock was determined in accordance with applicable elements of the American Institute of Certified Public Accountants guide, Valuation of Privately Held Company Equity Securities Issued as Compensation.
For the years ended December 31, 2020 and 2019, the Company used the Backsolve, or Option Pricing Method (the “OPM”), which is the preferred method when recent securities transactions are considered a relevant input in determining the valuation of a company because it takes into account the economic rights of the recently issued security in relation to the rights of other equity securities within the capital structure. For the years ended December 31, 2020 and 2019, the OPM treats the Company Series C redeemable convertible preferred stock and Series D redeemable convertible preferred stock, respectively, as call options that gives its owner the right, but not the obligation, to buy the underlying enterprise value at a predetermined or “exercise” price. In the model, the exercise price is based on a comparison with the enterprise value rather than, as in the case of a standard call option, a comparison with a per-share stock price. Thus, the Company common securities are considered to be a call option with a claim on the enterprise at an exercise price equal to the liquidation preference of the preferred stock. The OPM uses the Black-Scholes model to value the call option and considers the various terms of the stockholder agreements upon liquidation of the enterprise, including the level of seniority among the securities, dividend policy, conversion ratios, and cash allocations. In addition, the method implicitly considers the effect of liquidation preferences as of the future liquidation date, not as of the Valuation Date. Key inputs include metrics for applicable volatility from the guideline public companies, capital structure, and a Discount for Lack of Marketability (“DLOM”). The DLOM is meant to account for the lack of marketability of a stock that was not publicly traded. The DLOM applied as of December 31, 2020 was 28.5%.
Other inputs into the Black-Scholes model (in addition to the fair value of the underlying common stock) are the expected stock price volatility for the common stock estimated by taking the average historic price volatility for industry peers consisting of several public companies in our industry which are of similar size, complexity and stage of development, the risk-free interest rate for the expected term of the option based on the U.S. Treasury implied yield at the date of grant, and the expected term of the grant. The Company has elected to use the “simplified method” to determine the expected term which is the midpoint between the vesting date and the end of the contractual term because the Company has no history upon which to base an assumption about the term. The Company believes the simplified method approximates a term if it were to be based on expected life.
Application of these approaches involves the use of estimates, judgments, and assumptions that are highly complex and subjective, such as those regarding the Company’s expected future revenue, expenses, cash flows, discount rates, market multiples, the selection of comparable companies, and the probability of possible future events. Changes in any or all of these estimates and assumptions or the relationships between those assumptions impact the Company’s valuations as of each valuation date and may have a material impact on the valuation of its common stock.
The weighted-average assumptions in the Black-Scholes option-pricing model used to determine the fair value of stock options granted were as follows:

	Year ended December 31,
	2020	2019
Expected volatility	60%	60%
Risk-free interest rate	0.4% – 0.5%	2.0% – 3.0%
Dividend yield	—%	—%
Expected term (in years)	6.04	5.28
Expected volatility: As the Company is not publicly traded, the expected volatility for the Company’s stock options was determined by using a review of historical volatilities of selected industry peers deemed to be comparable to the Company’s business corresponding to the expected term of the awards.
Risk-free interest rate: The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero-coupon U.S. Treasury notes with maturities corresponding to the expected term of the awards.
Expected dividend yield: The expected dividend rate is zero as the Company currently has no history or expectation of declaring dividends on its common stock.
Expected term: The Company uses the simplified method available under U.S. GAAP to determine the expected term due to having insufficient history upon which to base an assumption about the term.
Stock-based Compensation Expense
The following sets forth the total stock-based compensation expense for the stock options included in the statements of operations:

	Year ended December 31,
	2020	2019
	(In thousands)
Research and development	$728	$769
Selling and marketing	373	304
General and administrative	354	399
	$1,455	$1,472
As of December 31, 2020, total unrecognized compensation cost related to stock awards was $2.8 million and is expected to be recognized over a weighted-average period of 2.57 years.
May 2019 Stock Option Repricing
On May 13, 2019, the Company approved an option repricing resolution in which qualifying options with an exercise price above $0.80 per share were immediately repriced to $0.80 per share, with qualifying options limited to active service providers only. The repricing was accounted for as a modification and the incremental cost for the year ended December 31, 2019 was $0.3 million.